FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS

NOTE 7 - FINANCIAL INSTRUMENTS:

a.	The Company’s derivative financial liability, represented by warrants, is measured at fair value and classified as level 3. Fair value adjustments are recognized in profit or loss as financial income or expenses. The following table presents the change in this level 3 derivative liability for the six months ended June 30, 2026, and June 30, 2025:

	Derivative financial instruments
	Six Months Ended June 30,
	2026	2025

	U.S. dollars in thousands
Balance at beginning of the period	—	1,421
Initial recognition of financial liability	9,414	—
Initial recognition of unrecognized day 1 loss	(3,423)	—
Exercise of financial liability	—	(141)
Fair value adjustments recognized in profit or loss and recognition of day 1 loss	478	(1,269)
Balance at end of the period	6,469	11

The fair value of the warrants is computed using the Black-Scholes model. As of June 30, 2026, it is based on the ADS price on that date and the following key parameters: risk-free interest rate of 4.06%- 4.19% and volatility of 92.35%-129.34%. As of June 30, 2025, it is based on the ADS price on that date and the following key parameters: risk-free interest rate of 3.70%-3.71% and volatility of 138.97%-149.56%.

b. The carrying amount of cash equivalents, bank deposits, restricted cash, receivables, accounts payable, accrued expenses and other current liabilities approximate their fair value mainly due to their short-term characteristics. The carrying amount of other non-current liabilities approximate their fair value because they are measured at the present value of future cash flows and carries an interest rate approximate the Company's current credit risk.